Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivables	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated other comprehensive loss	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2022		$ 24,214	[1]	$ (7,800)	$ (98,791)	$ 40,690,086	$ 233,622	$ (7,887,621)	$ (2,315,795)	$ 30,637,915	$ 2,901,464	$ 33,539,379
Balance (in Shares) at Sep. 30, 2022	[1]	605,360
Equity issuance		$ 18,000	[1]			14,382,000				14,400,000		14,400,000
Equity issuance (in Shares)	[1]	450,000
Issuance of ordinary shares for Acquisition of Changzhou Sixun		$ 7,668	[1]			8,072,780				8,080,448		8,080,448
Issuance of ordinary shares for Acquisition of Changzhou Sixun (in Shares)	[1]	191,699
Share-based compensation - vesting of restricted shares award to employees		$ 203	[1]			$ 151,672				$ 151,875		$ 151,875
Share-based compensation - vesting of restricted shares award to employees (in Shares)	[1]	5,063
Share-based compensation - vesting of restricted shares award to non-employees (in Shares)			[1]			332,613				332,613		332,613
Exercise of warrant		$ 332	[1]			$ (332)
Exercise of warrant (in Shares)	[1]	8,295
Addition of non-controlling interest from Acquisition of Changzhou Sixun			[1]								273,698	273,698
Net loss			[1]					(4,794,310)		(4,794,310)	(201,048)	(4,995,358)
Receivable from a shareholder			[1]		98,791					98,791		98,791
Appropriation to statutory reserve			[1]				2,567	(2,567)
Foreign currency translation adjustment			[1]						1,161,608	1,161,608	(94,120)	1,067,488
Balance at Mar. 31, 2023		$ 50,417	[1]	(7,800)		63,628,819	236,189	(12,684,498)	(1,154,187)	50,068,940	2,879,994	52,948,934
Balance (in Shares) at Mar. 31, 2023	[1]	1,260,417
Balance at Sep. 30, 2023		$ 102,103	[1]	(7,800)		81,801,967	335,477	(14,772,562)	(4,066,713)	63,392,472	3,090,125	$ 66,482,597
Balance (in Shares) at Sep. 30, 2023		2,552,576	[1]									2,552,576
Share-based compensation - vesting of restricted shares award to employees		$ 38	[1]			$ 28,087				$ 28,125		$ 28,125
Share-based compensation - vesting of restricted shares award to employees (in Shares)	[1]	938
Share-based compensation - vesting of restricted shares award to non-employees (in Shares)			[1]			332,612				332,612		332,612
Net loss			[1]					$ (4,052,557)		$ (4,052,557)	$ (611,857)	$ (4,664,414)
Foreign currency translation adjustment			[1]						416,112	416,112	59,455	475,567
Balance at Mar. 31, 2024		$ 102,141	[1]	$ (7,800)		$ 82,162,666	$ 335,477	$ (18,825,119)	$ (3,650,601)	$ 60,116,764	$ 2,537,723	$ 62,654,487
Balance (in Shares) at Mar. 31, 2024		2,553,514	[1]									2,553,514

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).